Business Combination - Summary of Net Proceeds from Business Combination (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Other offering costs	$ (108,118)
Net proceeds from the Business Combination	1,509,629
SRNG [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	857,747
PIPE Investment [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	$ 760,000